Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2017
Registrant Name	dei_EntityRegistrantName	VIRTUS ASSET TRUST
Central Index Key	dei_EntityCentralIndexKey	0001018593
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 18, 2017
Document Effective Date	dei_DocumentEffectiveDate	Jul. 18, 2017
Prospectus Date	rr_ProspectusDate	Jun. 23, 2017
Virtus Seix Limited Duration Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Seix Limited Duration Fund
Supplement [Text Block]	vat_SupplementTextBlock

Virtus Seix Limited Duration Fund,

a series of Virtus Asset Trust

Supplement dated July 18, 2017 to the Summary Prospectus and the Virtus Asset Trust

Statutory Prospectus dated June 23, 2017, as supplemented

Important Notice to Investors

In the section “Performance Information” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus, the bar chart showing annual performance is hereby revised to show 2016 calendar year return as 0.74%.

Additionally, the table showing Average Annual Total Returns is hereby replaced in its entirety with the following:

Virtus Seix Limited Duration Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.74%
5 Years	rr_AverageAnnualReturnYear05	0.48%
10 Years	rr_AverageAnnualReturnYear10	1.05%
Virtus Seix Limited Duration Fund | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	0.51%
5 Years	rr_AverageAnnualReturnYear05	0.35%
10 Years	rr_AverageAnnualReturnYear10	0.62%
Virtus Seix Limited Duration Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	0.42%
5 Years	rr_AverageAnnualReturnYear05	0.31%
10 Years	rr_AverageAnnualReturnYear10	0.65%
Virtus Seix Limited Duration Fund | Bank of America Merrill Lynch U.S. Treasury Bill 3 Month Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bank of America Merrill Lynch U.S. Treasury Bill 3 Month Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.33%
5 Years	rr_AverageAnnualReturnYear05	0.12%
10 Years	rr_AverageAnnualReturnYear10	0.80%